Leases payable (Tables)	12 Months Ended
Jun. 30, 2020
Leases Payable Tables Abstract
Schedule of financial lease assets
	Nature	2020	2019
Current
Financial lease sugarcane fields	Parceria III	287	254
Operating leases		-	26,249
Operating leases - IFRS 16		25,562	-
		25,849	26,503
Non-current
Financial lease sugarcane fields	Parceria IV	34,011	20,943
Operating leases - IFRS 16	-	92,503	-
		126,514	20,943
		152,363	47,446

Schedule of changes in financial leases
	2019 (a)	First-time adoption - IFRS 16	Exchange rate variation	Unwind of present value adjustment	Payments	New contracts	2020
Financial lease sugarcane fields - Parceria III	254	-	-	33	-	-	287
Financial lease sugarcane fields - Parceria IV	20,943	-	-	13,068	-	-	34,011
Operating leases	7,156	-	-	-	(13,006)	5,850	-
Operating leases - IFRS 16	19,093	92,794	307	13,912	(37,007)	28,966	118,065
	47,446	92,794	307	27,013	(50,013)	34,816	152,363

(a)	As reclassified according to note 2.1

Schedule of subsidiaries held for lease agreements

Description	Location	Currency	2020
Parceria II	Ribeiro Gonçalves - PI	R$	14,390
Parceria III	Alto Taquari - MT	R$	35,167
Parceria III – Sugarcane plantation lease	Alto Taquari	R$	287
Parceria IV - Sugarcane plantation lease	São Raimundo de Mangabeira	R$	34,011
Parceria V	São Félix do Xingu - MT	R$	36,492
Araucária	Mineiros - GO	R$	2,271
Parceria VII	Baixa Grande do Ribeiro - PI	R$	26,697
Headquarters	São Paulo - SP	R$	181
Vehicle lease	N.A.	R$	549
Services with identified assets	N.A.	R$	1,840
Lease of vehicles and office in Paraguay	Assunção - Paraguai	R$	478
		R$	152,363

Schedule of future minimum lease payments
1 year	25,849
2 years	26,200
3 years	17,674
4 years	16,381
5 years	11,275
Above 5 years	54,984
152,363